Shareholder Report, Line Graph (Details) LMF5600_Western Asset Oregon Municipals Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 10,538	$ 10,395	$ 10,328	$ 10,282	$ 11,113	$ 10,398	$ 10,346	$ 9,939	$ 9,814	$ 10,000	$ 11,086
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	11,688	11,497	11,262	10,947	11,884	11,030	10,797	10,170	10,014	10,000	$ 12,429
Bloomberg Oregon Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Oregon Municipal Bond Index
Accumulated Value	$ 11,465	$ 11,285	$ 11,164	$ 10,845	$ 11,859	$ 11,154	$ 10,748	$ 10,130	$ 10,022	$ 10,000	$ 12,234